Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

26. REVENUES

The Company’s revenues are disaggregated by major products/service lines and channel. Detailed information is specified as follows:

	For the Years Ended December 31,
Channel	2023	2024	2025
	RMB	RMB	RMB
Online consumer product sales	30,811,746	14,930,462	2,962,458
Offline consumer product sales	173,783,356	258,276,242	271,078,146
Advertising	886,802	127,253	-

Total Revenues	205,481,904	273,333,957	274,040,604

	For the Years Ended December 31,
Major products/services lines	2023	2024	2025
	RMB	RMB	RMB
Private label products	130,430,099	146,957,860	164,025,148
Ready to heat (“RTH”)	4,758,751	1,795,560	-
Ready to eat (“RTE”) & Plant Base	58,623,131	98,105,015	107,275,683
Ready to cook (“RTC”)	10,783,121	26,348,269	2,739,773
Total product revenues	204,595,102	273,206,704	274,040,604

Advertising services	886,802	127,253	-
Total service revenues	886,802	127,253	-

Total Revenues	205,481,904	273,333,957	274,040,604

In the following table, revenue is disaggregated by geographic location of customers’ headquarters.

Primary geographical markets

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	191,565,207	245,605,381	271,252,866
Hong Kong	5,260,144	3,971,123	2,787,738
The United States	8,656,553	23,757,453	-

Total Revenues	205,481,904	273,333,957	274,040,604

Contract Liabilities

As of December 31, 2023, 2024 and 2025, the amounts of contract liabilities are RMB13,773,974, RMB12,377,171, and RMB13,977,338, respectively. Changes in the contract liabilities balances for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of beginning of the year	6,293,066	13,773,974	12,377,171
Revenues recognized from opening balance of contract liabilities	(6,293,066)	(13,773,974)	(12,377,171)
Increase due to business acquisition	2,678,134	-	-
Increase due to cash received	63,653,408	57,294,497	90,226,432
Revenues recognized from cash received during the year	(52,557,568)	(44,917,326)	(76,249,093)

Balance as of end of the year	13,773,974	12,377,171	13,977,338

The contract liabilities will be recognized as revenues when the Company fulfils its performance obligations to transfer the promised products or services to customers, which is expected to occur within one year. Revenue recognized in the year of 2025 that were included in the contract liabilities at the beginning of the year was RMB12,377,171.

The Company has elected the practical expedient to not disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.